Other disclosures - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,191,403	1,147,044	1,037,898
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,180,431	1,124,076	1,042,089
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	67,951	37,805	13,558
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	133,874	142,832	121,640
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	114,471	84,222	81,998
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10,351	8,290	7,667	€ 8,543
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	998,009	1,002,049	946,533
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,087,844	1,073,490	1,002,190
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,077,543	1,053,703	1,006,711
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	103,414	64,968	69,840
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	974,129	988,735	936,871
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	243,203	193,716	163,853
Debt securities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	103,559	73,554	35,708
Debt securities | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	102,888	70,373	35,378
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	67,951	37,805	13,558
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11,057	19,254	12,158
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 23,880	€ 13,314	€ 9,662